Derivative financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Derivative financial assets and liabilities
Derivative financial assets and liabilities

12.Derivative financial assets and liabilities

	Notional	Notional
	amount	amount	Assets	Liabilities
	Buy	Sell
Derivatives carried at fair value:
Crypto structured products

December 31, 2025
To customers
Call option	—	2,325	—	16
Put option	—	843	6	—
Call option - dual currency	—	13,497	—	26
Put option - dual currency	—	22,817	268	—

To related party
Call option	—	2,325	16	—
Put option	—	843	—	6
Call option - dual currency	—	13,497	26	—
Put option - dual currency	—	22,817	—	268
	—	78,964	316	316

December 31, 2024
To customers
Call option	7	34,141	1,554	2
Put option	—	3,873	—	20

To related party
Call option	7	34,141	2	1,554
Put option	—	3,873	20	—
	14	76,028	1,576	1,576

January 1, 2024
To customers
Call option	—	1,447	—	4
Put option	—	2,008	16	—

To related party
Call option	—	1,447	4	—
Put option	—	2,008	—	16
Total	—	6,910	20	20

The Group entered into BTC and ETH options and dual currency product with its customers, and as part of the Group’s risk management strategy, the Group also entered into bought identical similar back—to—back put and call BTC and ETH options and dual currency product with its related parties. Management has no intention to hold these derivatives for more than one year and option varies from 1-86 days (2024: 3-178 days) till maturity as of December 31, 2025.